UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                                    FORM 13F

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

                          Midas Management Corporation
                               11 Hanover Square
                               New York, NY 1005

                         Form 13F File Number: 028-06269

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

     John F. Ramirez
     Chief Compliance Officer
     1-212-480-6432

     /s/John F. Ramirez
     Midas Management Corporation
     October 24, 2008

     Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 71

Form 13F Table Value Total: $95,656
                            (Thousands)

List of Other Managers:

1. CEF Advisers, Inc.

       NAME OF ISSUER                 TITLE OF CLASS        CUSIP                  VALUE           SHRS OR PRN  AMOUNT SH/PRN
BHP BILLITON LTD                   AMERICAN DEP RECEIPT      088606108         3,951,240.00         76,000.00        SH
COMPANIA DE MINAS                  AMERICAN DEP RECEIPT      204448104         3,850,720.00        164,000.00        SH
DIANA SHIPPING INC                 AMERICAN DEP RECEIPT      Y2066G104           157,520.00          8,000.00        SH
METROGAS INC                       AMERICAN DEP RECEIPT      591673207            48,563.66         12,713.00        SH
RANDGOLD RES                       AMERICAN DEP RECEIPT      752344309         6,154,500.00        150,000.00        SH
BLACKROCK INCOME                       CLOSED-END FUNDS      09247F100           576,950.00        104,900.00        SH
BLACKROCK STRATEGIC                    CLOSED-END FUNDS      09249G106           301,290.00         33,000.00        SH
DREMAN/CLAYMORE                        CLOSED-END FUNDS      26153R100           389,072.38         74,678.00        SH
DWS DREMAN VALUE                       CLOSED-END FUNDS      23339M105           384,290.00         46,300.00        SH
DWS MULTI-MARKET                       CLOSED-END FUNDS      23338L108           133,400.00         20,000.00        SH
EVERGREEN MULTI-SECT                   CLOSED-END FUNDS      30024Y104           406,080.35         32,881.00        SH
GABELLI DIVIDEND &                     CLOSED-END FUNDS      36242H104           744,120.00         54,000.00        SH
HYPERION BROOKFIELD                    CLOSED-END FUNDS      449145101           708,000.00        150,000.00        SH
HYPERION STRATEGIC                     CLOSED-END FUNDS      44915C105           630,819.00         96,900.00        SH
JOHN HANCOCK PATRIOT                   CLOSED-END FUNDS      41013T105           703,741.50        101,550.00        SH
STRATEGIC INC FUND                     CLOSED-END FUNDS      349739102           140,000.00         20,000.00        SH
TORTOISE NORTH AMER                    CLOSED-END FUNDS      89147T103           449,100.80         27,136.00        SH
WESTERN ASSET EMRG                     CLOSED-END FUNDS      95766A101           314,933.85         24,585.00        SH
AGNICO EAGLE MINES                  COMMON STK-DOMESTIC      008474108         4,130,250.00         75,000.00        SH
FREEPORT- MCMORAN                   COMMON STK-DOMESTIC      35671D857         3,411,000.00         60,000.00        SH
GOLDCORP INC                        COMMON STK-DOMESTIC      380956409         2,773,951.00         87,700.00        SH
HARRY WINSTON                       COMMON STK-DOMESTIC      41587B100         1,197,000.00         90,000.00        SH
IAMGOLD CORP                        COMMON STK-DOMESTIC      450913108           202,320.00         36,000.00        SH
KINROSS GOLD CORP                   COMMON STK-DOMESTIC      496902404         9,672,000.00        600,000.00        SH
MINEFINDERS LTD COM                 COMMON STK-DOMESTIC      602900102         3,020,000.00        400,000.00        SH
NEWMONT MINING CORP                 COMMON STK-DOMESTIC      651639106         4,360,500.00        112,500.00        SH
NORTHERN DYNASTY MIN                COMMON STK-DOMESTIC      66510M204         2,580,000.00        600,000.00        SH
PAN AMERICAN SILVER                 COMMON STK-DOMESTIC      697900108         2,223,000.00        100,000.00        SH
ELDORADO GOLD CORP                   COMMON STK-FOREIGN      284902103         5,008,000.00        800,000.00        SH
GREAT BASIN GOLD LTD                 COMMON STK-FOREIGN      390124105         2,099,981.19      1,000,000.00        SH
JAGUAR MINING INC.                   COMMON STK-FOREIGN      47009M103         2,303,363.75        407,675.00        SH
LIHIR GOLD LTD                       COMMON STK-FOREIGN       6518596          4,180,044.17      2,000,000.00        SH
NEXEN INC                            COMMON STK-FOREIGN       2172219            148,857.84          6,408.00        SH
TECK COMINCO LTD                     COMMON STK-FOREIGN      878742204         4,659,200.00        160,000.00        SH
YAMANA GOLD INC CAD                  COMMON STK-FOREIGN      98462Y951         3,873,425.51        465,000.00        SH
APPLE COMPUTER INC                         Common Stock      037833100           284,150.00          2,500.00        SH
ASPEN INSURANCE HOLD                       Common Stock      G05384105           187,000.00          6,800.00        SH
BERKSHIRE HATHAWAY                         Common Stock      084670207           250,515.00             57.00        SH
BERKSHIRE HATHAWAY                         Common Stock      084670207         4,614,750.00          1,050.00        SH
BROOKFIELD ASST MGMT                       Common Stock      112585104           493,920.00         18,000.00        SH
BROWN & BROWN INC                          Common Stock      115236101           229,172.00         10,600.00        SH
CANADIAN NAT RES                           Common Stock      136385101           684,600.00         10,000.00        SH
CONOCOPHILLIPS                             Common Stock      20825C104           791,100.00         10,800.00        SH
COSTCO WHSL CORP NEW                       Common Stock      22160K105           649,300.00         10,000.00        SH
DEL MONTE FOODS                            Common Stock      24522P103           234,000.00         30,000.00        SH
DELL INC                                   Common Stock      24702R101           206,000.00         12,500.00        SH
DIANA SHIPPING INC                         Common Stock      Y2066G104           502,095.00         25,500.00        SH
EAGLE BULK SHIPPING                        Common Stock      Y2187A101           139,400.00         10,000.00        SH
FORDING CDN COAL TR                        Common Stock      345425102           257,300.00          3,100.00        SH
FRANKLIN RESOURCES                         Common Stock      354613101           264,390.00          3,000.00        SH
GOLDMAN SACHS GROUP                        Common Stock      38141G104           499,200.00          3,900.00        SH
GOOGLE INC CL A                            Common Stock      38259P508           801,040.00          2,000.00        SH
HANSEN NATURAL CORP                        Common Stock      411310105           181,500.00          6,000.00        SH
HOVNANIAN ENTERPRISE                       Common Stock      442487203           199,750.00         25,000.00        SH
INTEL CORP                                 Common Stock      458140100           185,427.00          9,900.00        SH
JOHNSON & JOHNSON                          Common Stock      478160104           762,080.00         11,000.00        SH
JPMORGAN & CHASE & C                       Common Stock      46625H100           905,980.00         19,400.00        SH
LEUCADIA NATL CORP                         Common Stock      527288104           908,800.00         20,000.00        SH
LOEWS CORP                                 Common Stock      540424108           552,860.00         14,000.00        SH
LOWES COS INC                              Common Stock      548661107           450,110.00         19,000.00        SH
MASTERCASRD INC CL A                       Common Stock      57636Q104         1,773,300.00         10,000.00        SH
NAVIOS MARITIME                            Common Stock      Y62267102            36,995.00          4,900.00        SH
NAVIOS MARITIME                            Common Stock      Y62267102           453,000.00         60,000.00        SH
PRICE T ROWE GROUP I                       Common Stock      74144T108           333,002.00          6,200.00        SH
PROCTER & GAMBLE CO                        Common Stock      742718109           522,675.00          7,500.00        SH
PULTE HOMES INC                            Common Stock      745867101           279,400.00         20,000.00        SH
RAM ENERGY RESOURCES                       Common Stock      75130P109           274,550.00         95,000.00        SH
STARBUCKS CORP                             Common Stock      855244109           342,010.00         23,000.00        SH
TEXAS INSTRS INC                           Common Stock      882508104           182,750.00          8,500.00        SH
UNITEDHEALTH GROUP I                       Common Stock      91324P102           126,950.00          5,000.00        SH
WILMINGTON TRUST COR                       Common Stock      971807102           210,459.00          7,300.00        SH



      NAME OF ISSUER              PUT/CALL             INVESTMENT DISCRETION         OTHER MANAGERS              VOTING AUTHORITY
BHP BILLITON LTD                                                SOLE                                                 76,000.00
COMPANIA DE MINAS                                               SOLE                                                164,000.00
DIANA SHIPPING INC                                            DEFINED                       1                         8,000.00
METROGAS INC                                                  DEFINED                       1                        12,713.00
RANDGOLD RES                                                    SOLE                                                150,000.00
BLACKROCK INCOME                                              DEFINED                       1                       104,900.00
BLACKROCK STRATEGIC                                           DEFINED                       1                        33,000.00
DREMAN/CLAYMORE                                               DEFINED                       1                        74,678.00
DWS DREMAN VALUE                                              DEFINED                       1                        46,300.00
DWS MULTI-MARKET                                              DEFINED                       1                        20,000.00
EVERGREEN MULTI-SECT                                          DEFINED                       1                        32,881.00
GABELLI DIVIDEND &                                            DEFINED                       1                        54,000.00
HYPERION BROOKFIELD                                           DEFINED                       1                       150,000.00
HYPERION STRATEGIC                                            DEFINED                       1                        96,900.00
JOHN HANCOCK PATRIOT                                          DEFINED                       1                       101,550.00
STRATEGIC INC FUND                                            DEFINED                       1                        20,000.00
TORTOISE NORTH AMER                                           DEFINED                       1                        27,136.00
WESTERN ASSET EMRG                                            DEFINED                       1                        24,585.00
AGNICO EAGLE MINES                                              SOLE                                                 75,000.00
FREEPORT- MCMORAN                                               SOLE                                                 60,000.00
GOLDCORP INC                                                    SOLE                                                 87,700.00
HARRY WINSTON                                                   SOLE                                                 90,000.00
IAMGOLD CORP                                                    SOLE                                                 36,000.00
KINROSS GOLD CORP                                               SOLE                                                600,000.00
MINEFINDERS LTD COM                                             SOLE                                                400,000.00
NEWMONT MINING CORP                                             SOLE                                                112,500.00
NORTHERN DYNASTY MIN                                            SOLE                                                600,000.00
PAN AMERICAN SILVER                                             SOLE                                                100,000.00
ELDORADO GOLD CORP                                              SOLE                                                800,000.00
GREAT BASIN GOLD LTD                                            SOLE                                              1,000,000.00
JAGUAR MINING INC.                                              SOLE                                                407,675.00
LIHIR GOLD LTD                                                  SOLE                                              2,000,000.00
NEXEN INC                                                     DEFINED                       1                         6,408.00
TECK COMINCO LTD                                                SOLE                                                160,000.00
YAMANA GOLD INC CAD                                             SOLE                                                465,000.00
APPLE COMPUTER INC                                              SOLE                                                  2,500.00
ASPEN INSURANCE HOLD                                          DEFINED                       1                         6,800.00
BERKSHIRE HATHAWAY                                            DEFINED                       1                            57.00
BERKSHIRE HATHAWAY                                              SOLE                                                  1,050.00
BROOKFIELD ASST MGMT                                            SOLE                                                 18,000.00
BROWN & BROWN INC                                             DEFINED                       1                        10,600.00
CANADIAN NAT RES                                                SOLE                                                 10,000.00
CONOCOPHILLIPS                                                  SOLE                                                 10,800.00
COSTCO WHSL CORP NEW                                            SOLE                                                 10,000.00
DEL MONTE FOODS                                               DEFINED                       1                        30,000.00
DELL INC                                                      DEFINED                       1                        12,500.00
DIANA SHIPPING INC                                            DEFINED                       1                        25,500.00
EAGLE BULK SHIPPING                                           DEFINED                       1                        10,000.00
FORDING CDN COAL TR                                           DEFINED                       1                         3,100.00
FRANKLIN RESOURCES                                            DEFINED                       1                         3,000.00
GOLDMAN SACHS GROUP                                             SOLE                                                  3,900.00
GOOGLE INC CL A                                                 SOLE                                                  2,000.00
HANSEN NATURAL CORP                                           DEFINED                       1                         6,000.00
HOVNANIAN ENTERPRISE                                            SOLE                                                 25,000.00
INTEL CORP                                                    DEFINED                       1                         9,900.00
JOHNSON & JOHNSON                                               SOLE                                                 11,000.00
JPMORGAN & CHASE & C                                            SOLE                                                 19,400.00
LEUCADIA NATL CORP                                              SOLE                                                 20,000.00
LOEWS CORP                                                      SOLE                                                 14,000.00
LOWES COS INC                                                   SOLE                                                 19,000.00
MASTERCASRD INC CL A                                            SOLE                                                 10,000.00
NAVIOS MARITIME                                               DEFINED                       1                         4,900.00
NAVIOS MARITIME                                               DEFINED                       1                        60,000.00
PRICE T ROWE GROUP I                                          DEFINED                       1                         6,200.00
PROCTER & GAMBLE CO                                             SOLE                                                  7,500.00
PULTE HOMES INC                                                 SOLE                                                 20,000.00
RAM ENERGY RESOURCES                                          DEFINED                       1                        95,000.00
STARBUCKS CORP                                                  SOLE                                                 23,000.00
TEXAS INSTRS INC                                              DEFINED                       1                         8,500.00
UNITEDHEALTH GROUP I                                          DEFINED                       1                         5,000.00
WILMINGTON TRUST COR                                          DEFINED                       1                         7,300.00